Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Line Items]
Schedule of Share Option Plan

The following is a summary of the status of the Company’s share option plan as of December 31, 2024, as well as changes during the year:

	December 31, 2024
	Number of Options	Weighted-Average Exercise price
Options outstanding at the beginning of the year	11,326,943	$0.97
Granted during the year	479,505	$2.36
Exercised during the year	(1,215,870)	$0.71
Forfeited during the year	(21,408)	$0.82
Outstanding at the end of the year	10,569,170	$1.07
Options exercisable at year-end	10,076,990	$0.99

Schedule of Information about Share Options Outstanding

The following table summarizes information about share options outstanding as of December 31, 2024:

Outstanding as of December 31, 2024					Exercisable as of December 31, 2024
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	9,642,773	3.91	$0.80	17,366	9,507,060	3.88	$0.80	17,130
$1.87	3,313	6.03	$1.87	2	3,105	6.03	$1.87	2
$2.10-$2.13	72,273	5.20	$2.12	35	21,206	1.48	$2.10	11
$2.39-$2.40	425,269	6.04	$2.39	89	235,153	6.04	$2.39	49
$4.99	196,625	5.04	$4.99	-	134,049	5.04	$4.99	-
$5.36	140,000	4.50	$5.36	-	87,500	4.50	$5.36	-
$7.58	85,380	4.04	$7.58	-	85,380	4.04	$7.58	-
$9.07	3,537	3.96	$9.07	-	3,537	3.96	$9.07	-

Schedule of Fair Value of Stock-Based Compensation Awards

The following assumptions were used for options granted during the year in order to estimate the fair value of stock-based compensation awards:

	2024	2023
Expected term	4-5	4-5
Expected volatility	57.53%-58.56%	48.35%-63.84%
Expected dividend rate	0	0
Risk-free rate	3.55%-3.92%	3.62%-4.21%

Schedule of Classification of Stock Options Expenses

The following table presents the classification of the stock options expenses for the periods indicated:

	Year Ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Cost of revenue	173	183	233
Research and development	963	1,158	1,766
Sales and marketing	829	1,120	1,317
General and administrative	954	2,641	2,844
Total stock-based compensation -Stock Options	2,919	5,102	6,160

Schedule of Company’s RSU’s

The following is a summary of the status of the Company’s RSU’s as of December 31, 2024, as well as changes during the year:

	December 31, 2024
	Number of RSUs	Weighted-Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	5,442,313	$5.26
Granted during the year	6,476,594	$2.16
Vested during the year	(2,597,831)	$4.99
Forfeited during the year	(493,984)	$3.45
Outstanding at the end of the year	8,827,092	$3.13

Schedule of Classification of RSU's Expenses

The following table presents the classification of RSU’s expenses for the periods indicated:

	Year Ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Cost of revenue	785	606	317
Research and development	6,050	5,141	3,034
Sales and marketing	3,049	2,399	1,302
General and administrative	2,315	1,778	1,276
Total stock-based compensation-RSUs	12,199	9,924	5,929